UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee    August 2, 2011


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    131

Form 13F Information Table Value total: $555660 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      228    11000 SH       SOLE                                      11000
3M Company                     COM              88579y101     1482    15624 SH       SOLE                                      15624
AT&T, Inc.                     COM              00206R102     6591   209849 SH       SOLE                                     209849
Abbott Laboratories Corp.      COM              002824100      405     7700 SH       SOLE                                       7700
Accenture Ltd                  COM              g1151c101    13627   225540 SH       SOLE                                     225540
AllState Corp.                 COM              020002101      298     9770 SH       SOLE                                       9770
Altria Group, Inc.             COM              02209s103     1616    61184 SH       SOLE                                      61184
American Express Co.           COM              025816109      473     9141 SH       SOLE                                       9141
American Oriental Bioengineeri COM              028731107       12    11000 SH       SOLE                                      11000
Amgen Inc.                     COM              031162100      788    13500 SH       SOLE                                      13500
Apache Corp.                   COM              037411105    11999    97247 SH       SOLE                                      97247
Apple Computer                 COM              037833100     1152     3431 SH       SOLE                                       3431
Automatic Data Processing      COM              053015103      276     5230 SH       SOLE                                       5230
Banco LatinoAmericano          COM              P16994132    13239   764400 SH       SOLE                                     764400
BankAmerica Corp.              COM              060505104      131    11914 SH       SOLE                                      11914
Belo Corporation               COM              080555105      429    57000 SH       SOLE                                      57000
Berkshire Hathaway Inc. Cl A   COM              084670108     1509       13 SH       SOLE                                         13
Berkshire Hathaway Inc. Cl B   COM              084670702    46195   596917 SH       SOLE                                     596917
Berry Petroleum Cl A           COM              085789105     8355   157260 SH       SOLE                                     157260
Best Buy Co.                   COM              086516101      613    19525 SH       SOLE                                      19525
Bristol Myers Squibb           COM              110122108     1138    39303 SH       SOLE                                      39303
Brookdale Sr Living Inc        COM              112463104     1305    53800 SH       SOLE                                      53800
Campbell Soup Co.              COM              134429109     4664   135000 SH       SOLE                                     135000
Caterpillar Inc.               COM              149123101     4961    46595 SH       SOLE                                      46595
Chevron Corp.                  COM              166764100     1892    18397 SH       SOLE                                      18397
Cisco Systems Inc.             COM              17275R102     4649   297852 SH       SOLE                                     297852
Coca Cola Co.                  COM              191216100     2373    35260 SH       SOLE                                      35260
Colgate Palmolive Co.          COM              194162103      209     2393 SH       SOLE                                       2393
Comcast Corp. Special Class A  COM              20030n200      687    28355 SH       SOLE                                      28355
Computer Sciences Corp.        COM              205363104     1360    35824 SH       SOLE                                      35824
ConocoPhillips                 COM              20825c104      425     5650 SH       SOLE                                       5650
Copart Inc                     COM              217204106      215     4615 SH       SOLE                                       4615
Corrections Corp Amer          COM              22025y407    14247   658066 SH       SOLE                                     658066
Covidien Ltd                   COM              g2554f113      382     7172 SH       SOLE                                       7172
Credo Petroleum                COM              225439207      319    34000 SH       SOLE                                      34000
DIRECTV Ser A                  COM              25490A101     1365    26862 SH       SOLE                                      26862
DJ STOXX 50 ETF Index          COM              78463x103      482    13308 SH       SOLE                                      13308
Darden  Restaurants, Inc.      COM              237194105      249     5000 SH       SOLE                                       5000
Dentsply Intl Inc              COM              249030107     1864    48952 SH       SOLE                                      48952
Dominion Resources, Inc.       COM              25746u109     1349    27947 SH       SOLE                                      27947
Duke Energy Corp.              COM              26441c105     3205   170207 SH       SOLE                                     170207
E. I. Dupont de Nemours & Co.  COM              263534109      309     5713 SH       SOLE                                       5713
Eaton Corp.                    COM              278058102      377     7330 SH       SOLE                                       7330
Exxon Mobil Corp.              COM              30231G102    16715   205392 SH       SOLE                                     205392
Fairfax Financial Hld          COM              303901102    72022   179544 SH       SOLE                                     179544
FedEx Corp.                    COM              31428X106     3106    32745 SH       SOLE                                      32745
Gannett Co. Inc.               COM              364730101     8714   608485 SH       SOLE                                     608485
General Electric Co.           COM              369604103     5980   317063 SH       SOLE                                     317063
General Mills Inc.             COM              370334104     1698    45628 SH       SOLE                                      45628
Google Inc Class A             COM              038259P50      210      415 SH       SOLE                                        415
HCA Holdings, Inc.             COM              40412C101     4889   148150 SH       SOLE                                     148150
HCC Ins Hldgs                  COM              404132102     5094   161709 SH       SOLE                                     161709
HCP Inc                        COM              40414L109     3684   100400 SH       SOLE                                     100400
Halliburton Inc.               COM              406216101     8950   175488 SH       SOLE                                     175488
HealthStream Inc.              COM              42222n103      180    13600 SH       SOLE                                      13600
Hewlett Packard Co.            COM              428236103     3466    95214 SH       SOLE                                      95214
Home Depot Inc.                COM              437076102     2880    79520 SH       SOLE                                      79520
Intel Corp.                    COM              458140100     6445   290823 SH       SOLE                                     290823
International Business Machine COM              459200101     9590    55903 SH       SOLE                                      55903
Johnson & Johnson              COM              478160104     8204   123337 SH       SOLE                                     123337
Kraft Inc.                     COM              50075n104     9314   264385 SH       SOLE                                     264385
L-3 Communications             COM              502424104      921    10537 SH       SOLE                                      10537
Leucadia Natl Corp             COM              527288104     1805    52928 SH       SOLE                                      52928
Level 3 Commun                 COM              52729N100    12650  5184400 SH       SOLE                                    5184400
Loews Corp.                    COM              540424108    18836   447517 SH       SOLE                                     447517
Lowes Companies                COM              548661107     2706   116081 SH       SOLE                                     116081
McCormick                      COM              579780206      768    15500 SH       SOLE                                      15500
McDonalds Corp.                COM              580135101     1976    23430 SH       SOLE                                      23430
Mead Johnson Nutrition         COM              582839106      381     5647 SH       SOLE                                       5647
Media General                  COM              584404107      505   132300 SH       SOLE                                     132300
Medtronic Inc.                 COM              585055106     5310   137825 SH       SOLE                                     137825
Merck & Company Inc.           COM              58933y105     4087   115807 SH       SOLE                                     115807
Microsoft Corp.                COM              594918104     5495   211327 SH       SOLE                                     211327
Morgan Stanley                 COM              617446448      219     9500 SH       SOLE                                       9500
Morgan Stanley China A Share F COM              617468103      701    25683 SH       SOLE                                      25683
National Health Invstrs        COM              63633d104    15277   343841 SH       SOLE                                     343841
National Healthcare            COM              635906100     1149    23178 SH       SOLE                                      23178
News Corp. Ltd. Cl A           COM              65248e104      543    30670 SH       SOLE                                      30670
News Corp. Ltd. Cl B           COM              65248e203     2336   129230 SH       SOLE                                     129230
Novartis AG                    COM              66987v109     2276    37243 SH       SOLE                                      37243
Oracle                         COM              68389x105      590    17939 SH       SOLE                                      17939
Overstock                      COM              690370101     9689   636580 SH       SOLE                                     636580
Pall Corp.                     COM              696429307     9947   176906 SH       SOLE                                     176906
Peoples United Financial       COM              712704105    14998  1115900 SH       SOLE                                    1115900
PepsiCo Inc.                   COM              713448108     1822    25874 SH       SOLE                                      25874
Pfizer Inc.                    COM              717081103      815    39579 SH       SOLE                                      39579
Philip Morris Intl             COM              718172109     4665    69869 SH       SOLE                                      69869
Pinnacle Airlines              COM              723443107       59    13000 SH       SOLE                                      13000
ProShs UltraShort 20yr+ Treasu COM              74347R297     1372    39766 SH       SOLE                                      39766
ProShs Ultrashort 7-10yr Treas COM              74347R313      293     7540 SH       SOLE                                       7540
Procter & Gamble Co.           COM              742718109     9965   156753 SH       SOLE                                     156753
Regions Financial Corp.        COM              7591ep100      365    58931 SH       SOLE                                      58931
Republic Services Inc.         COM              760759100     7201   233413 SH       SOLE                                     233413
Roche Holdings                 COM              771195104     1938    46401 SH       SOLE                                      46401
SPDR Gold Trust                COM              78463V107      324     2216 SH       SOLE                                       2216
SPDR Utilities Select          COM              81369Y886      582    17385 SH       SOLE                                      17385
Schlumberger Ltd.              COM              806857108     9620   111345 SH       SOLE                                     111345
Scripps Networks Interactive,  COM              811065101     1664    34044 SH       SOLE                                      34044
Select Basic Materials Sector  COM              81369y100     2074    52680 SH       SOLE                                      52680
Sigma Aldrich Corp.            COM              826552101      294     4000 SH       SOLE                                       4000
SunTrust Banks Inc.            COM              867914103      574    22253 SH       SOLE                                      22253
Syntroleum                     COM              871630109     1606  1092309 SH       SOLE                                    1092309
Sysco Corp.                    COM              871829107     6759   216785 SH       SOLE                                     216785
TJX Companies, Inc.            COM              872540109      525    10000 SH       SOLE                                      10000
Tidewater Inc.                 COM              886423102     7724   143538 SH       SOLE                                     143538
Transocean, Ltd                COM              H8817H100      747    11567 SH       SOLE                                      11567
Travelers Inc.                 COM              89417e109      978    16746 SH       SOLE                                      16746
United Parcel Svc. Inc. CL B   COM              911312106     4709    64565 SH       SOLE                                      64565
United Technologies Corp.      COM              913017109     8119    91728 SH       SOLE                                      91728
Vanguard Emerging Markets ETF  COM              922042858     1993    40996 SH       SOLE                                      40996
Vanguard Large-Cap Exchanged T COM              922908637      423     6985 SH       SOLE                                       6985
Vanguard Mid-Cap Exchange Trad COM              922908629      271     3364 SH       SOLE                                       3364
Vanguard Small-Cap VIPERs      COM              922908751      480     6145 SH       SOLE                                       6145
Verizon Communications         COM              92343v104      264     7079 SH       SOLE                                       7079
Vodafone Group PLC ADS         COM              92857w209     5976   223669 SH       SOLE                                     223669
Vulcan Materials               COM              929160109      566    14700 SH       SOLE                                      14700
Wal-Mart Stores Inc.           COM              931142103     6560   123441 SH       SOLE                                     123441
Walt Disney Co.                COM              254687106     4421   113241 SH       SOLE                                     113241
Washington Post Co.            COM              939640108     1051     2509 SH       SOLE                                       2509
Wells Fargo & Co.              COM              949746101     1350    48120 SH       SOLE                                      48120
Western Union                  COM              959802109     1329    66332 SH       SOLE                                      66332
White Mountain Ins             COM              G9618E107     2252     5359 SH       SOLE                                       5359
Willis Group Holdings Public L COM              G96666105      260     6325 SH       SOLE                                       6325
iShares FTSE China 25 Index Fu COM              464287184     4128    96112 SH       SOLE                                      96112
iShares MSCI Emerging Markets  COM              464287234      858    18026 SH       SOLE                                      18026
iShares MSCI Pacific Rim       COM              464286665     2233    46898 SH       SOLE                                      46898
iShares MidCap 400             COM              464287507      356     3639 SH       SOLE                                       3639
iShares Russell 1000 Index ETF COM              464287622      505     6835 SH       SOLE                                       6835
iShares Russell Mid-Cap Index  COM              464287499      298     2721 SH       SOLE                                       2721
iShares S&P SmallCap 600 Index COM              464287804     3038    41435 SH       SOLE                                      41435
Natl Healthcare Cv Prf         PFD CV           635906209      505    33125 SH       SOLE                                      33125